NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Mar. 31, 2023
Notes and other explanatory information [abstract]
Schedule of non-controlling interest

(In thousands)	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2021	$46,173	$(20)	$46,153
Share-based compensation expense	191	–	191
Exchange of notes payable, accrued interest and warrants for iOx shares	184	–	184
Net (loss) attributable to non-controlling interest	(1,847)	(452)	(2,299)
Non-controlling interest as of March 31, 2022	44,701	(472)	44,229
Net income (loss) attributable to non-controlling interest	123	(178)	(55)
Purchase of non-controlling interest pursuant to Share Exchange Agreement	(44,824)	–	(44,824)
Non-controlling interest as of March 31, 2023	$–	$(650)	$(650)